Securities - Summary of Amortized Cost Securities (Details) - CAD ($) $ in Millions	Jul. 31, 2026	Oct. 31, 2025
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	$ 92,978	$ 96,610
Canadian federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	450	949
Canadian provincial and municipal governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	7,042	6,182
U.S. federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	42,142	43,468
U.S. states, municipalities and agencies
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	150	165
Other governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	463	525
NHA MBS, U.S. agency MBS and CMO
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	36,157	37,770
Corporate debt
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	6,574	7,551
Fair value
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	86,914	90,448
Fair value | Canadian federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	451	943
Fair value | Canadian provincial and municipal governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	7,116	6,220
Fair value | U.S. federal government
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	39,739	40,432
Fair value | U.S. states, municipalities and agencies
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	148	167
Fair value | Other governments
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	463	523
Fair value | NHA MBS, U.S. agency MBS and CMO
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	32,679	34,838
Fair value | Corporate debt
Disclosure of Detailed Information About Amortized Cost Securities [Line Items]
Debt securities at amortized cost	$ 6,318	$ 7,325